EQUITY BASED COMPENSATION (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Stock based compensation			$ 144,000
Stock issued for services rendered		$ 2,032,275	2,032,275
Equity based compensation		$ 2,032,275	$ 2,176,275
QPAGOS Corporation - Parent Company [Member]
Stock based compensation				$ 288,000
Stock issued for services rendered				658,577
Equity based compensation				$ 946,577